UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Large Cap Value Fund

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 12.1%
Hotels, Restaurants & Leisure 3.3%
Brinker International, Inc.	232,063	12,464,104
McDonald's Corp.	161,815	18,715,523
		31,179,627
Media 2.6%
Comcast Corp. "A"	376,416	24,564,908
Specialty Retail 2.9%
Home Depot, Inc.	201,216	26,987,090
Textiles, Apparel & Luxury Goods 3.3%
NIKE, Inc. "B"	350,808	20,220,573
VF Corp.	164,584	10,212,437
		30,433,010
Consumer Staples 9.5%
Beverages 1.6%
PepsiCo, Inc.	144,265	15,400,288
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	61,816	10,019,755
CVS Health Corp.	181,030	16,908,202
Kroger Co.	323,625	10,352,764
		37,280,721
Food Products 1.2%
The JM Smucker Co.	80,334	11,390,558
Household Products 1.2%
Colgate-Palmolive Co.	155,414	11,553,477
Personal Products 1.5%
Estee Lauder Companies, Inc. "A"	154,013	13,742,580
Energy 10.2%
Energy Equipment & Services 2.6%
Halliburton Co.	276,377	11,886,975
Schlumberger Ltd.	153,553	12,130,687
		24,017,662
Oil, Gas & Consumable Fuels 7.6%
Chevron Corp.	142,882	14,371,072
Exxon Mobil Corp.	173,327	15,103,715
Occidental Petroleum Corp.	196,192	15,077,355
Spectra Energy Corp.	430,779	15,344,348
Valero Energy Corp.	202,904	11,230,736
		71,127,226
Financials 18.2%
Banks 6.8%
JPMorgan Chase & Co.	500,746	33,800,355
Wells Fargo & Co.	596,629	30,308,753
		64,109,108
Capital Markets 5.7%
Ameriprise Financial, Inc.	69,240	6,998,779
BlackRock, Inc.	38,680	14,420,291
CME Group, Inc.	135,197	14,648,595
Invesco Ltd.	294,548	9,186,952
T. Rowe Price Group, Inc.	120,166	8,356,344
		53,610,961
Consumer Finance 1.5%
Discover Financial Services	234,751	14,085,060
Insurance 4.2%
Chubb Ltd.	83,843	10,642,192
MetLife, Inc.	327,542	14,215,323
Prudential Financial, Inc.	175,425	13,925,236
		38,782,751
Health Care 12.1%
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	294,321	12,367,368
Becton, Dickinson & Co.	73,024	12,940,583
		25,307,951
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	191,359	15,245,572
Pharmaceuticals 7.8%
Eli Lilly & Co.	134,486	10,456,287
Johnson & Johnson	195,120	23,285,621
Merck & Co., Inc.	236,067	14,822,647
Pfizer, Inc.	706,113	24,572,732
		73,137,287
Industrials 9.9%
Aerospace & Defense 3.3%
Boeing Co.	103,108	13,347,331
Lockheed Martin Corp. (a)	49,235	11,962,628
Raytheon Co.	37,771	5,292,850
		30,602,809
Industrial Conglomerates 4.1%
General Electric Co.	1,247,127	38,960,247
Machinery 1.3%
Parker-Hannifin Corp.	97,784	11,981,474
Road & Rail 1.2%
Norfolk Southern Corp.	122,349	11,488,571
Information Technology 15.3%
Communications Equipment 1.5%
Cisco Systems, Inc.	432,756	13,605,849
IT Services 4.4%
Accenture PLC "A"	128,886	14,821,890
Automatic Data Processing, Inc.	214,553	19,269,005
MasterCard, Inc. "A"	73,002	7,054,183
		41,145,078
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	411,841	14,780,974
QUALCOMM, Inc.	193,378	12,196,350
Texas Instruments, Inc.	168,410	11,711,231
		38,688,555
Software 2.3%
Microsoft Corp.	373,855	21,481,708
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	265,070	28,123,927
Materials 2.0%
Chemicals
Dow Chemical Co.	246,257	13,209,225
Monsanto Co.	51,451	5,479,532
		18,688,757
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	103,748	9,832,198
Extra Space Storage, Inc.	169,443	13,648,634
		23,480,832
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	553,794	22,639,099
Utilities 4.2%
Electric Utilities 3.0%
American Electric Power Co., Inc.	151,057	9,753,750
NextEra Energy, Inc.	152,940	18,496,564
		28,250,314
Water Utilities 1.2%
American Water Works Co., Inc.	153,607	11,365,382
Total Common Stocks (Cost $911,900,814)		922,458,439
Convertible Preferred Stock 0.9%
Health Care
Teva Pharmaceutical Industries Ltd., 7.0% (Cost $9,313,590)	10,279	8,839,940
Securities Lending Collateral 1.0%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.31% (b) (c) (Cost $9,770,000)	9,770,000	9,770,000
Cash Equivalents 0.8%
Central Cash Management Fund, 0.38% (b) (Cost $7,539,793)	7,539,793	7,539,793
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $938,524,197) †	101.1	948,608,172
Other Assets and Liabilities, Net	(1.1)	(10,636,106)
Net Assets	100.0	937,972,066

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $938,961,690. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $9,646,482. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,801,309 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,154,827.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $9,718,800, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$922,458,439	$—	$—	$922,458,439
Convertible Preferred Stock	8,839,940	—	—	8,839,940
Short-Term Investments (d)	17,309,793	—	—	17,309,793
Total	$948,608,172	$—	$—	$948,608,172

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016